Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	HOLI
Entity Registrant Name	HOLLYSYS AUTOMATION TECHNOLOGIES, LTD.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	54,692,129